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August 21, 2017

Renee M. Hardt
Shareholder
+1 312 609 7616
rhardt@vedderprice.com

VIA EDGAR

Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20546

Re:	Driehaus Mutual Funds (“Registrant”)

Registration Nos. 333-05265 and 811-07655

To the Commission:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission on behalf of the Driehaus Small Cap Growth Fund pursuant to Rule 497(c) under the Securities Act on August 11, 2017.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

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